Other comprehensive income	12 Months Ended
Dec. 31, 2013
Other comprehensive income
Other comprehensive income

Note 21—Other comprehensive income

        The following table includes amounts recorded within "Total other comprehensive income (loss)" including the related income tax effects.

	2013			2012			2011
($ in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Foreign currency translation adjustments:
Net change during the year	133	8	141	389	(6)	383	(280)	5	(275)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	(4)	—	(4)	5	(2)	3	(2)	(1)	(3)
Reclassification adjustments for net (gains) losses included in net income	(14)	1	(13)	1	—	1	3	2	5

Net change during the year	(18)	1	(17)	6	(2)	4	1	1	2
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(20)	4	(16)	(42)	6	(36)	(35)	12	(23)
Net actuarial gains (losses) arising during the year	423	(132)	291	(846)	245	(601)	(750)	157	(593)
Amortization of prior service cost included in net income	25	(2)	23	33	(3)	30	35	(13)	22

Amortization of net actuarial loss included in net income	140	(41)	99	102	(32)	70	55	(11)	44

Amortization of transition liability included in net income	—	—	—	—	—	—	1	—	1

Net change during the year	568	(171)	397	(753)	216	(537)	(694)	145	(549)

Cash flow hedge derivatives:
Net gains (losses) arising during the year	33	(5)	28	74	(21)	53	(21)	2	(19)
Reclassification adjustments for net (gains) losses included in net income	(54)	11	(43)	(42)	14	(28)	(88)	27	(61)

Net change during the year	(21)	6	(15)	32	(7)	25	(109)	29	(80)

Total other comprehensive income (loss)	662	(156)	506	(326)	201	(125)	(1,082)	180	(902)

        The following table shows changes in "Accumulated other comprehensive loss" (OCI) attributable to ABB, by component, net of tax:

($ in millions)	Foreign currency translation adjustments	Unrealized gains (losses) on available-for-sale securities	Pension and other postretirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Total OCI
Balance at January 1, 2013	(580)	24	(2,004)	37	(2,523)
Other comprehensive (loss) income before reclassifications	141	(4)	275	28	440
Amounts reclassified from OCI	—	(13)	122	(43)	66

Total other comprehensive (loss) income	141	(17)	397	(15)	506
Less:
Amounts attributable to noncontrolling interests	(8)	—	3	—	(5)

Balance at December 31, 2013	(431)	7	(1,610)	22	(2,012)

        The following table reflects amounts reclassified out of OCI in respect of Pension and other postretirement plan adjustments and Unrealized gains (losses) of cash flow hedge derivatives:

($ in millions) Details about OCI components	Location of (gains) losses reclassified from OCI	2013
Pension and other postretirement plan adjustments:
Amortization of prior service costs	Net periodic benefit cost(1)	25
Amortization of net actuarial losses	Net periodic benefit cost(1)	140

Total before tax		165
Tax	Provision for taxes	(43)

Amounts reclassified from OCI		122

Unrealized gains (losses) of cash flow hedge derivatives:
Foreign exchange contracts	Total revenues	(52)
	Total cost of sales	1
Commodity contracts	Total cost of sales	5
Cash-settled call options	SG&A expenses(2)	(8)

Total before tax		(54)
Tax	Provision for taxes	11

Amounts reclassified from OCI		(43)

(1)
These components are included in the computation of net periodic benefit cost (see Note 17).

(2)
SG&A expenses represent "Selling, general and administrative expenses".

        The amounts reclassified out of OCI in respect of Unrealized gains (losses) on available-for-sale securities were not significant in 2013.